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           PACIFIC GLOBAL FUND, INC. d/b/a PACIFIC ADVISORS FUND INC.

                          SUPPLEMENT DATED JULY 1, 2003
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2003


     This Supplement updates certain information contained in the Prospectus for Pacific Advisors Fund Inc., dated May 1, 2003. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR PROSPECTUS AND RETAIN BOTH THE SUPPLEMENT AND PROSPECTUS FOR FUTURE REFERENCE. You may obtain an additional copy of the Prospectus, free of charge, if you write to Pacific Advisors Fund Inc. at 206 North Jackson Street, Suite 301, Glendale, California 91206 or call 1-800-282-6693.

     Effective July 1, 2003, the Company's Sub-Advisory Agreement with Meyers Capital Management LLC ("Meyers Capital"), under which Meyers Capital acted as sub-adviser to the Multi-Cap Value Fund (the "Fund"), will terminate, and Shelly Meyers, the principal of Meyers Capital and portfolio manager of the Fund, will join Pacific Global Investment Management Inc. ("PGIMC") as an Executive Vice President. Thereafter, PGIMC will manage the Fund without a sub-adviser, and Ms. Meyers will continue to act as the Fund's portfolio manager.

     Set forth below are specific updates to the Prospectus reflecting these changes.

INSERT THE FOLLOWING SENTENCE AFTER THE LAST PARAGRAPH ON PAGE 35 OF THE
PROSPECTUS:

SHELLY J. MEYERS. Shelly J. Meyers is the portfolio manager of the Multi-Cap Value Fund.

Ms. Meyers is an Executive Vice President of PGIMC. Ms. Meyers also is the chief executive officer and president of Meyers Capital Management LLC. Prior to July 1, 2003, Meyers Capital was the sub-adviser to the Multi-Cap Value Fund.

DELETE THE PARAGRAPH HEADED "MEYERS CAPITAL MANAGEMENT, LLC" ON PAGE 36 OF THE PROSPECTUS.

DELETE THE TWO PARAGRAPHS UNDER THE HEADING "MEYERS CAPITAL MANAGEMENT, LLC" ON PAGE 36 OF THE PROSPECTUS.
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           PACIFIC GLOBAL FUND, INC. d/b/a PACIFIC ADVISORS FUND INC.

                          SUPPLEMENT DATED JULY 1, 2003
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003


     This Supplement updates certain information contained in the statement of additional information ("SAI") for Pacific Advisors Fund Inc., dated May 1, 2003. YOU SHOULD AFFIX THIS SUPPLEMENT TO YOUR SAI AND RETAIN BOTH THE SUPPLEMENT AND SAI FOR FUTURE REFERENCE. You may obtain an additional copy of the SAI, free of charge, if you write to Pacific Advisors Fund Inc. (the "Company") at 206 North Jackson Street, Suite 301, Glendale, California 91206 or call 1-800-282-6693.

REPLACE THE PARAGRAPH HEADED "INVESTMENT MANAGER, CO-MANAGER AND ADVISERS" ON PAGE S-18 OF THE SAI WITH THE FOLLOWING:

Pacific Global Investment Management Company (the "Manager" or "Pacific Global") serves as manager pursuant to separate agreements between the Company on behalf of each Fund and the Manager (the "Agreements"). The Manager and the Company, on behalf of the Government Securities Fund and the Balanced Fund have entered into sub-advisory agreements ("Sub-Advisory Agreements") with registered investment advisers (the "Adviser(s)"). Spectrum Asset Management, Inc. ("Spectrum") serves as Adviser to the Government Securities Fund; Bache Capital Management, Inc. ("BCM") serves as Adviser to the Balanced Fund, and Pacific Global serves as Adviser to the Small Cap Fund, the Growth Fund, and the Multi-Cap Value Fund. The Company, on behalf of the Income and Equity Fund, entered into a Co-Management Agreement ("Co-Management Agreement") with the Manager and BCM on November 10, 2000. Under the Co-Management Agreement, the Manager and BCM ("Co-Manager") co-manage the investment and reinvestment of the Fund's shares. Each Agreement, Sub-Advisory Agreement and the Co-Management Agreement were approved by the Board of Directors, including a majority of the non-"interested" persons. Each Agreement, Sub-Advisory Agreement and the Co-Management Agreement also have been approved by applicable shareholders.

INSERT THE FOLLOWING WORDS AFTER "THOMAS H. HANSON, EXECUTIVE VICE PRESIDENT AND DIRECTOR;" IN THE FIRST SENTENCE UNDER THE HEADING "PACIFIC GLOBAL INVESTMENT MANAGEMENT COMPANY" ON PAGE S-18 OF THE SAI:

Shelly J. Meyers, Executive Vice President;

DELETE THE LAST TWO SENTENCES OF THE PARAGRAPH HEADED "ADVISERS AND CO-MANAGER" ON PAGE S-18 OF THE SAI.

INSERT THE FOLLOWING SENTENCE AT THE END OF THE SECTION HEADED "INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT FOR THE MULTI-CAP VALUE FUND (APPROVED FEBRUARY 2002), ON PAGES S-31 AND S-32 OF THE SAI:

Effective July 1, 2003, Meyers Capital resigned as sub-adviser to the Multi-Cap Value Fund.